Income Taxes - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥) Subsidiary	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Income Taxes [Line Items]
National Corporate Tax rate				24.95%	25.50%	28.05%
Corporate Inhabitant Tax rate				4.00%	5.00%	5.00%
Corporate Enterprise Tax rate				6.00%	8.00%	8.00%
Statutory tax rate				33.03%	35.60%	37.98%
Deferred income tax assets, period increase (decrease)				¥ (54,357)	¥ (12,583)
Net income attributable to NTT, period increase (decrease)				(47,841)	(9,595)
Net change in the total valuation allowance				(94,240)	6,029	¥ 6,228
Operating loss carryforwards				668,733
Unrecognized tax benefits				5,305	5,754	5,383
NTT West
Income Taxes [Line Items]
Net change in the total valuation allowance				(43,687)
NTT DOCOMO
Income Taxes [Line Items]
Net change in the total valuation allowance				(32,698)
Americas
Income Taxes [Line Items]
Net change in the total valuation allowance				¥ (90,774)	¥ (13,362)	¥ (17,937)
Scenario, Forecast
Income Taxes [Line Items]
Statutory tax rate	31.00%	32.00%	32.00%
Deferred income tax assets, period increase (decrease)			¥ (32,665)
Net income attributable to NTT, period increase (decrease)			¥ (23,703)
JAPAN
Income Taxes [Line Items]
Wholly owned subsidiaries in Japan | Subsidiary				81